INVESTMENT IN RESIDENTIAL MORTGAGE LOANS - Geographic Distribution of Residential Mortgage Loans (Details 3) (Residential Mortgage Loans Held-for-Investment)	Dec. 31, 2013
Total outstanding (percent)	100.00%
New York
Total outstanding (percent)	22.00%
Florida
Total outstanding (percent)	21.20%
Illinois
Total outstanding (percent)	7.70%
New Jersey
Total outstanding (percent)	6.90%
California
Total outstanding (percent)	5.70%
Massachusetts
Total outstanding (percent)	4.10%
Washington
Total outstanding (percent)	3.90%
Connecticut
Total outstanding (percent)	3.90%
Virginia
Total outstanding (percent)	3.30%
Texas
Total outstanding (percent)	2.80%
Other US Locations
Total outstanding (percent)	18.50%